Income Tax, Income tax benefit/(expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Abstract]
Current tax	$ (5,081)	$ (468)	$ (1,998)
Deferred tax	(25,869)	(42,191)	(117,839)
Deferred tax expense (income) relating to origination and reversal of temporary differences	(25,869)	(42,191)	(98,508)
Deferred tax expense (income) relating to changes in tax rates	0	0	(19,331)
Total income tax benefit/(expense)	$ (30,950)	$ (42,659)	$ (119,837)